Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of operating segments [line items]
Average Earning Assets	$ 1,287,815	$ 1,258,977	$ 1,305,339	$ 1,223,370
Canadian Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	343,805	323,485	341,670	314,450
United States Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	214,154	219,443	221,462	215,797
All Other Operating Segments [member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 729,856	$ 716,049	$ 742,207	$ 693,123